Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Purchase price		$ 500
Stock based compensation expense	$ 260	1,167	$ 3,223
Purchased land and buildings		$ 2,700,000	5,100,000
Deposit			600
Promissory note payable			4,400,000
Transaction costs			105
Payable to majority shareholders			$ 531
Tranche One [Member]
Statement [Line Items]
Option granted		700,000
Vested option		200,000
Stock based compensation expense		$ 256
Tranche Two [Member]
Statement [Line Items]
Vested option		300,000
Tranche Three [Member]
Statement [Line Items]
Option granted		900,000
Vested option		300,000
Stock based compensation expense		$ 248